Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Change In The Amount Of Intangible Assets
The changes in the amount of other intangible assets are as follows:

	Software	Purchased technology and other intangible assets	Total
At cost:
Balance January 1, 2012	18,042	12,212	30,254
Additions	2,447	2,183	4,630
Disposals	(10)	—	(10)
Foreign currency translation effect	(133)	(2)	(135)
Balance December 31, 2012	20,346	14,393	34,739
Deconsolidation ASMPT	(4,931)	(7,215)	(12,146)
Additions	437	33	470
Disposals	(1)	—	(1)
Foreign currency translation effect	(248)	(169)	(417)
Balance December 31, 2013	15,603	7,042	22,645

Accumulated amortization:
Balance January 1, 2012	10,785	4,693	15,478
Amortization for the year	2,784	2,634	5,418
Disposals	(10)	—	(10)
Foreign currency translation effect	(113)	51	(62)
Balance December 31, 2012	13,446	7,378	20,824
Deconsolidation ASMPT	(3,744)	(3,895)	(7,639)
Amortization for the year	2,118	2,071	4,189
Disposals	(1)	—	(1)
Foreign currency translation effect	(211)	(154)	(365)
Balance December 31, 2013	11,608	5,400	17,008

Other intangible assets, net:
December 31, 2012	6,900	7,015	13,915
December 31, 2013	3,995	1,642	5,637

Schedule of Estimated Amortization Expenses	Estimated amortization expenses relating to other intangible assets are as follows:

2014	1,819
2015	1,255
2016	1,224
2017	547
2018	528
2019	264
5,637